Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	1,218,081,964	1,062,336,084	1,439,453,962
Common stock, shares outstanding	1,218,081,964	1,062,336,084	1,419,453,962
Common stock, shares unissued	144,100,000	238,317,017	17,642,017
Common stock, shares held by subsidiary			608,272,878
Treasury stock, shares			20,000,000